Noncontrolling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling Interests

18. NONCONTROLLING INTERESTS

Yunding
RMB
Balance as of January 1, 2017	—
Addition of noncontrolling interest in connection with acquisition (a)	2,976
Loss attributed to noncontrolling interest shareholders	(587)
Balance as of December 31, 2017	2,389

(a)	In July 2017, the Group purchased an additional 22% of Yunding resulting in the Group controlling Yunding through 57% ownership. See Note 3.